Organization and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 10, 2017 shares	Dec. 14, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 25, 2016 USD ($)	Dec. 30, 2016 USD ($) Customer $ / shares shares	Dec. 25, 2015 USD ($) Customer $ / shares shares	Dec. 26, 2014 USD ($) Customer	Apr. 12, 2016 USD ($)	Aug. 11, 2015 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Ordinary shares issued to public | shares	881,667
Ordinary shares authorized | shares		200,000,000	200,000,000		200,000,000	250,000,000
Ordinary shares, par value per share | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares authorized | shares		20,000,000	20,000,000		20,000,000	150,000,000
Preferred shares, par value per share | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, outstanding | shares		0	0		0	17,722,808
Common stock split, conversion ratio		0.1242
Reverse stock split		8.053363 for 1 reverse stock split
Cash held in foreign-based commercial banks			$ 46,610		$ 50,854	$ 24,188
Impairment of long-lived assets					0	1,825
Inventory Write-down					3,921	3,000	$ 1,511
Impairment of long-lived assets						1,335
Special bonus members of management, amount expensed					621
Special bonus members of management, amount to be earned through fourth quarter of 2018									$ 1,012
Special bonus to members of management, amount instituted									$ 3,110
Income tax benefit			525	$ 236	(649)	(3,991)	(5,604)
Foreign operations sales			148,704	$ 73,287	405,747	290,641	249,087
Foreign operations assets			$ 320,458		282,491	198,023
Foreign
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash held in foreign-based commercial banks					14,658	9,494
Losses incurred exceeding the insured limits					0	0
Foreign operations sales					241,669	173,735	143,446
Foreign operations assets					$ 90,374	52,852
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Payment terms, due period					15 days
Extended product warranty period					1 year
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Payment terms, due period					60 days
Extended product warranty period					2 years
Selling, general, and administrative
Organization And Summary Of Significant Accounting Policies [Line Items]
Special bonus members of management, amount expensed						1,761
Research and development
Organization And Summary Of Significant Accounting Policies [Line Items]
Special bonus members of management, amount expensed						205
Cost of sales
Organization And Summary Of Significant Accounting Policies [Line Items]
Special bonus members of management, amount expensed						132
Ajax-United Patterns & Molds, Inc
Organization And Summary Of Significant Accounting Policies [Line Items]
Income tax benefit					$ (2,271)
Ajax-United Patterns & Molds, Inc | CHawk Technology International, Inc. | Cost-method Investments
Organization And Summary Of Significant Accounting Policies [Line Items]
Other non-current asset								$ 1,490
Ajax-United Patterns & Molds, Inc | Ajax Foresight Global Manufacturing Sdn. Bhd.
Organization And Summary Of Significant Accounting Policies [Line Items]
Equity method investment carrying value					750
Ajax-United Patterns & Molds, Inc | Ajax Foresight Global Manufacturing Sdn. Bhd. | Other expense (income), net
Organization And Summary Of Significant Accounting Policies [Line Items]
Equity in earnings of equity method investment					240
Ajax-United Patterns & Molds, Inc | Ajax Foresight Global Manufacturing Sdn. Bhd. | Equity Method Investments
Organization And Summary Of Significant Accounting Policies [Line Items]
Other non-current asset								510
Ajax-United Patterns & Molds, Inc | Ajax Foresight Global Manufacturing Sdn. Bhd. | Notes Receivable
Organization And Summary Of Significant Accounting Policies [Line Items]
Other non-current asset								$ 948
Kingston, New York Facility
Organization And Summary Of Significant Accounting Policies [Line Items]
Inventory Write-down					1,999	$ 1,506	$ 403
Kingston, New York Facility | Property, Plant and Equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets					1,335
Kingston, New York Facility | Customer Relationships
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets					1,260
Kingston, New York Facility | Developed Technology
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets					$ 565
Sales Revenue, Net | Customer Concentration Risk
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk, Percentage					97.00%	95.00%	96.00%
Number of customers | Customer					2	2	2
Accounts Receivable | Customer Concentration Risk
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk, Percentage					83.00%	79.00%
Number of customers | Customer					2	2
Ordinary Shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Ordinary shares issued to public | shares			881,667		5,877,778
Conversion of preferred shares to ordinary shares | shares		17,722,808			17,722,808
Preferred Shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Conversion of preferred shares to ordinary shares | shares		(17,722,808)			(17,722,808)
IPO
Organization And Summary Of Significant Accounting Policies [Line Items]
Ordinary shares issued to public | shares		5,877,778
Ordinary shares issued to public, per share | $ / shares		$ 9.00
Net proceeds from ordinary shares issued to public		$ 47,103
Loans outstanding amount repaid		$ 40,000